Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,237,000
Previously Paid Amount	0.00
Total Fee Amount	723.23
Total Offset Amount	0.00
Net Fee	723.23
Narrative - Max Aggregate Offering Price	$ 5,237,000
Final Prospectus	true